Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Harbor International Small Cap FundJune 1, 2023The purpose of this Supplement is to provide you with information regarding a lower contractual expense limitation agreement applicable to Harbor International Small Cap Fund, effective June 1, 2023.In connection with this change, the Fund Summary section of the Prospectus for Harbor International Small Cap Fund is amended by deleting the Annual Fund Operating Expenses and Expense Example tables in their entirety and replacing them with the following information:Fees and Expenses of the FundThis table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)RetirementClassInstitutionalClassAdministrativeClassInvestorClassManagement Fees0.85%0.85%0.85%0.85%Distribution and Service (12b-1) FeesNoneNone0.25%0.25%Other Expenses0.26%0.34%0.34%0.45%Total Annual Fund Operating Expenses1.11%1.19%1.44%1.55%Expense Reimbursement(0.26)%(0.26)%(0.26)%(0.26)%Total Annual Fund Operating Expenses After Expense Reimbursement0.85%0.93%1.18%1.29%[1]The Advisor has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.85%, 0.93%, 1.18%, and 1.29% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through May 31, 2024. Only the Fund’s Board of Trustees may modify or terminate this agreement.Expense ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:OneYearThreeYearsFiveYearsTenYearsRetirement$87$327$586$1,328Institutional$95$352$629$1,420Administrative$120$430$762$1,702Investor$131$464$820$1,823
Harbor International Small Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Harbor International Small Cap FundJune 1, 2023The purpose of this Supplement is to provide you with information regarding a lower contractual expense limitation agreement applicable to Harbor International Small Cap Fund, effective June 1, 2023.In connection with this change, the Fund Summary section of the Prospectus for Harbor International Small Cap Fund is amended by deleting the Annual Fund Operating Expenses and Expense Example tables in their entirety and replacing them with the following information:Fees and Expenses of the FundThis table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)RetirementClassInstitutionalClassAdministrativeClassInvestorClassManagement Fees0.85%0.85%0.85%0.85%Distribution and Service (12b-1) FeesNoneNone0.25%0.25%Other Expenses0.26%0.34%0.34%0.45%Total Annual Fund Operating Expenses1.11%1.19%1.44%1.55%Expense Reimbursement(0.26)%(0.26)%(0.26)%(0.26)%Total Annual Fund Operating Expenses After Expense Reimbursement0.85%0.93%1.18%1.29%[1]The Advisor has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.85%, 0.93%, 1.18%, and 1.29% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through May 31, 2024. Only the Fund’s Board of Trustees may modify or terminate this agreement.Expense ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:OneYearThreeYearsFiveYearsTenYearsRetirement$87$327$586$1,328Institutional$95$352$629$1,420Administrative$120$430$762$1,702Investor$131$464$820$1,823
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Harbor International Small Cap Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	327
Five Years	rr_ExpenseExampleYear05	586
Ten Years	rr_ExpenseExampleYear10	$ 1,328
Harbor International Small Cap Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[1]
One Year	rr_ExpenseExampleYear01	$ 95
Three Years	rr_ExpenseExampleYear03	352
Five Years	rr_ExpenseExampleYear05	629
Ten Years	rr_ExpenseExampleYear10	$ 1,420
Harbor International Small Cap Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.18%	[1]
One Year	rr_ExpenseExampleYear01	$ 120
Three Years	rr_ExpenseExampleYear03	430
Five Years	rr_ExpenseExampleYear05	762
Ten Years	rr_ExpenseExampleYear10	$ 1,702
Harbor International Small Cap Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.29%	[1]
One Year	rr_ExpenseExampleYear01	$ 131
Three Years	rr_ExpenseExampleYear03	464
Five Years	rr_ExpenseExampleYear05	820
Ten Years	rr_ExpenseExampleYear10	$ 1,823

[1]	The Advisor has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.85%, 0.93%, 1.18%, and 1.29% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through May 31, 2024. Only the Fund’s Board of Trustees may modify or terminate this agreement.